DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenues	$ 2,712,350	$ 3,075,973	$ 11,094,170	$ 10,212,377
TPT SpeedConnect
Total revenues	2,090,406	2,707,654	9,958,770	8,002,875
Blue Collar
Total revenues	200,040	353,405	1,051,120	1,941,955
San Diego Media
Total revenues	3,431	3,763	14,405	23,683
TPT MedTech
Total revenues	375,650	0	30,484
Copperhead Digital
Total revenues			0	189,511
Other
Total revenues			0	749
Services
Total revenues	2,709,860	3,064,822	11,054,779	10,158,772
K Telecom
Total revenues	2,490	11,151	$ 39,391	$ 53,605
Aire Fitness
Total revenues	$ 40,333	$ 0